Taxes - Schedule of Taxes Payable (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 259,654	$ 809,389
Value added tax payable	29,008	306,183
Other taxes payable	13,655	8,001
Total taxes payable	$ 302,317	$ 1,123,573